SHARE INCENTIVE PLAN (Nonvested Restricted Shares Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
SHARE INCENTIVE PLAN [Abstract]
Number of Nonvested restricted shares outstanding, shares		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	100,000
Weighted average grant-date fair value, outstanding		$ 1.25
Weighted average grant-date fair value, Vested